Exhibit 99.1

CRVNA 2021-N1 Servicer Report

Distribution Date:	2/10/2023
Collection Period:	1/1/2023	Through	1/31/2023
Accrual Period:	1/10/2023	Through	2/9/2023

	Principal Balance Rollforward of Receivables and Additional Collection Activity

		Principal								Unit Reconciliation	Principal Reconciliation
(1)			Beginning Pool Balance						(1)	12,961	184,587,174.89
(2)			Collateral Pledged (Subsequent Receivables Acquired in Collection Period)						(2)	0	0.00
(3)			Collateral Takeout & Unwinds						(3)	2	30,778.29
(4)			Principal Collections						(4)
(5)				Total collections allocable to principal & Units Paid in Full					(5)	113	3,861,211.14
(6)				Purchased Receivables & receivables purchased pursuant to section 6.1					(6)	0	0.00
(7)			Charged-Off Losses (Gross)[1]						(7)
(8)				Charged-off Losses (system current period)					(8)	99	1,424,480.94

(9)			Ending Pool Balance						(9)	12,747	179,270,704.52

		Interest, Fees and Recoveries
(10)			Collections allocable to interest						(10)		2,941,345.59
(11)			Collections from Recoveries (prior charge-offs)						(11)		898,157.60
(12)			All other amounts and fees received and not allocable to principal						(12)		25,096.27

(13)			Total non-Principal Collections						(13)		3,864,599.46

(14)		Original Pool Balance as of Cutoff Date							(14)		400,000,003.21
(15)		The Pool Factor as of the close of business on the last day set forth above {(9)/(14)}							(15)		44.82%

	Overcollateralization & Principal Calculations

(16)		Overcollateralization in Dollars								(16)	7,170,828.18
(17)		Overcollateralization Target Amount (Greater of {4% * (9)} or {1.5% * (14)}								(17)	7,170,828.18

(18)		Beginning of Period AAA through B Note Balance {sum of (24:29)}							(18)		177,203,687.89
(19)			Ending Collateral Balance {(9)}						(19)	179,270,704.52
(20)			OC Target Amount {(17)}						(20)	7,170,828.18

(21)			Required ProForma Note Balance						(21)		172,099,876.34

(22)		Excess							(22)		5,103,811.56

(23)		Total amount allocated to principal								(23)	5,103,811.56

		Class	Orig Balance	BOM Note Bal.	Target Subordination %	Target Subordination Amount	Target Balance	Senior Target Balance	Principal Allocated	EOM Note Bal.	Note Factor
(24)		Class A	185,400,000.00	48,915,601.35	69.50%	124,593,139.64	47,506,736.70	0.00	1,408,864.65	47,506,736.70	25.62%
(25)		Class B	53,600,000.00	17,074,313.68	60.25%	108,010,599.47	16,582,540.17	47,506,736.70	491,773.51	16,582,540.17	30.94%
(26)		Class C	58,200,000.00	21,227,525.11	48.75%	87,394,468.45	20,616,131.02	64,089,276.87	611,394.09	20,616,131.02	35.42%
(27)		Class D	40,400,000.00	27,586,247.76	42.00%	75,293,695.90	12,100,772.56	84,705,407.89	2,591,779.31	24,994,468.45	61.87%
(28)		Class E	34,400,000.00	34,400,000.00	18.75%	33,613,257.10	34,400,000.00	96,806,180.44	0.00	34,400,000.00	100.00%
(29)		Class F	28,000,000.00	28,000,000.00	0.00%	0.00	28,000,000.00	131,206,180.44	0.00	28,000,000.00	100.00%

	Reserve Account Reconciliation

	(a)	Reserve Account Rollforward
(30)		Specified Reserve Account Amount {(14) * 1.25%}								(30)	5,000,000.00
(31)		Aggregate Note Balance after all distributions {sum of (24:29)}								(31)	172,099,876.34
(32)		Specified Reserve Amount {Lesser of (30),(31)}								(32)	5,000,000.00

(33)		Beginning of Period Reserve Account Balance								(33)	5,000,000.00
(34)			Amount withdrawn from the Reserve Account							(34)	0.00
(35)			Amount deposited to the Reserve Account							(35)	0.00

(36)		Ending Reserve Account Balance								(36)	5,000,000.00

	Performance Data for the Collection Period

	Loss Data
	(a)	Gross Losses
(37)		Aggregate Gross Charged-Off Receivables losses as of the last day of the previous Collection Period								(37)	41,314,757.39
(38)		Gross Charged-Off Receivables losses occurring in current Collection Period {(8)}								(38)	1,424,480.94

(39)		Aggregate Gross Charged-Off Receivables losses as of the last day of the current Collection Period								(39)	42,739,238.33

	(b)	Liquidation Proceeds
(40)		The aggregate amount of Liquidation Proceeds as of the last day of the previous Collection Period								(40)	16,279,508.08
(41)		Gross Liquidation Proceeds occurring in the current Collection Period {(11)}								(41)	898,157.60
(42)		Less Liquidation Expenses incurred in the current Collection Period								(42)	(76,331.16)

(43)		The aggregate amount of Liquidation Proceeds as of the last day of the current Collection Period								(43)	17,101,334.52

	(c)	Net Losses
(44)		The aggregate amount of Net Charged-Off Receivables losses as of the last day of the previous Collection Period								(44)	25,035,249.31
(45)		Net Charged-Off Receivables losses occurring in current Collection Period {(38)-(41)+(42)}								(45)	602,654.50

(46)		The aggregate amount of Net Charged-Off Receivables losses as of the last day of the current Collection Period								(46)	25,637,903.81

	(d)	Historical Net Loss Data

									Average Principal Balance	Net Loss Amount	Net Loss Percentage
		Net Losses in Third Preceding Collection Period							201,659,528	1,640,749	0.81%
		Net Losses in Second Preceding Collection Period							194,763,389	1,050,020	0.54%
		Net Losses in First Preceding Collection Period							188,100,731	1,997,524	1.06%
		Net Losses in Current Collection Period							181,928,940	602,655	0.33%

	Delinquency Data
	(a)	The number of Receivables and the aggregate principal balance for which Obligors are delinquent as of the last day of the Collection Period

									Current Collection Period 23
									Delinquency Bucket	No. of Receivables	Principal Balance
(47)								(47)	31-60	1,571	23,831,998.73
(48)								(48)	61-90	831	13,110,009.03
(49)								(49)	91-120	183	2,778,507.30

(50)								(50)	Total Delinquencies	2,585	39,720,515.06

(51)		Receivables greater than 60 days delinquent at end of Collection Period						(51)			8.86%
(52)		Delinquency Trigger Rate (based on Current Collection Period)						(52)			29.00%

	Statistical Data

	(e)	Pool Statistics in the Collection Period							Original	Prev. Month	Current
(53)		Weighted Average APR of the Receivables						(53)	19.27%	19.22%	19.22%
(54)		Weighted Average Remaining Term of the Receivables						(54)	70.00	49.80	48.84
(55)		Weighted Average Original Term of the Receivables						(55)	71.00	71.19	71.19
(56)		Average Principal Balance						(56)	17,859.53	14,241.74	14,063.76
(57)		Net Losses in Period {(45)}						(57)	0.00	1,997,523.67	602,654.50
(58)		Aggregate Realized Losses {(46)}						(58)	0.00	25,035,249.31	25,637,903.81
(59)		Aggregate Realized Loss percentage {(58)/(14)}						(59)	0.00%	6.26%	6.41%
(60)		Number of Receivables at End of Collection Period						(60)	22,397	12,961	12,747

	Extension Data
	(f)	Collection Period Extension Data
(61)		Number of receivables extended in Collection Period (A)								(61)	213
(62)		Principal Balance of receivables extended in Collection Period (B)								(62)	3,362,436.62
(63)		Total number of receivables in Grantor Trust at beginning of Collection Period (C)								(63)	12,961
(64)		Pool Balance as of the beginning of the Collection Period (D)								(64)	184,587,174.89
(65)		Ratio of (A) over (C)								(65)	1.64%
(66)		Ratio of (B) over (D)								(66)	1.82%

	Amounts Deposited into the Collection Account

	Available Principal
(67)	Collections allocable to principal {(5)}	(67)	3,861,211.14
(68)	Current Period Liquidation Proceeds Gross of Servicer Liquidation Reimbursements {(11)}	(68)	898,157.60
(69)	Purchase Amount of Receivables (Purchased Receivables & receivables purchased pursuant to section 6.1)	(69)	0.00
(70)	Purchase Amount for Collateral Takeout & Unwinds	(70)	35,455.03

(71)	Total Collected Principal	(71)	4,794,823.77

	Collected Interest and Supplemental Servicing Fees
(72)	Collections allocable to interest {(10)}	(72)	2,941,345.59
(73)	Collections allocable to Supplemental Servicing Fees {(12)}	(73)	25,096.27

(74)	Total Collected Interest and Supplemental Servicing Fees	(74)	2,966,441.86

(75)	Excess amount withdrawn from Reserve Account {(34)}	(75)	0.00

(76)	Amount deposited to Collection Account	(76)	7,761,265.63

	Calculation of Interest Distributable Amount

	Class	BOM Note Bal.	Interest Carryover	Note Interest Rates	Days	Days Basis Rate	Calculated Interest
(77)	Class A	48,915,601.35	0	0.70%	30	8.33%	28,534.10
(78)	Class B	17,074,313.68	0	1.09%	30	8.33%	15,509.17
(79)	Class C	21,227,525.11	0	1.30%	30	8.33%	22,996.49
(80)	Class D	27,586,247.76	0	1.50%	30	8.33%	34,482.81
(81)	Class E	34,400,000.00	0	2.88%	30	8.33%	82,560.00
(82)	Class F	28,000,000.00	0	4.55%	30	8.33%	106,166.67

Cash Distributions for Activity in Collection Period (Waterfall)

			Pursuant to
			Paid per Indent 2.7(b)	Shortfall	Change from Prior Period
	Total Deposited to Collection Account		7,761,265.63	0.00	-5.4%
	Supplemental Servicing Fees		25,096.27	0.00	11.5%
	Unpaid Supplemental Servicing Fees from prior Distribution Date		0.00	0.00	0.0%
	Servicer Liquidation Reimbursements		76,331.16	0.00	-44.6%
	Unpaid Servicer Liquidation Reimbursements from prior Distribution Date		0.00	0.00	0.0%
	Available Funds		7,659,838.20	0.00	-4.7%

1	Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes)	2.50%	384,556.61	0.00	-3.7%
	Servicing Fee Payable from Servicing Strip Amount	1.40%	215,351.70	0.00	-3.7%
	Servicing Strip Amount distributed to Class XS Notes	1.10%	169,204.91	0.00	-3.7%
	Unpaid Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes)		0.00	0.00	0.0%
2	Indemnity amounts due to Backup Servicer as successor servicer		0.00	0.00	0.0%
	Fees due to:
	Indenture Trustee		1,500.00	0.00	0.0%
	Owner Trustee		0.00	0.00	-100.0%
	Grantor Trust Trustee		0.00	0.00	-100.0%
	Administrator		83.33	0.00	0.0%
	Regulatory Filing Fees		5,320.67	0.00	0.0%
	Collateral Custodian		1,194.43	0.00	1.8%
	Asset Representations Reviewer		0.00	0.00	0.0%
	Rating Agency		0.00	0.00	0.0%
3	Backup Servicer Fee		2,750.00	0.00	0.0%
4	Class A Interest Distributable Amount		28,534.10	0.00	-3.7%
5	First Priority PDA		0.00	0.00	0.0%
6	Class B Interest Distributable Amount		15,509.17	0.00	-3.7%
7	Second Priority PDA		0.00	0.00	0.0%
8	Class C Interest Distributable Amount		22,996.49	0.00	-3.7%
9	Third Priority PDA		0.00	0.00	0.0%
10	Class D Interest Distributable Amount		34,482.81	0.00	-11.0%
11	Fourth Priority PDA		0.00	0.00	0.0%
12	Class E Interest Distributable Amount		82,560.00	0.00	0.0%
13	Fifth Priority PDA		0.00	0.00	0.0%
14	Class F Interest Distributable Amount		106,166.67	0.00	0.0%
15	Sixth Priority PDA		0.00	0.00	0.0%
16	Reserve Account (amount required to fund Reserve Account to required amount)		0.00	0.00	0.0%
17	Regular PDA (other than Class XS Notes)		5,103,811.56	0.00	-24.3%
18	Unpaid indemnity amounts due to Backup Servicer as successor servicer		0.00	0.00	0.0%
	Unpaid Fees due to:
	Indenture Trustee		0.00	0.00	0.0%
	Owner Trustee		0.00	0.00	0.0%
	Grantor Trust Trustee		0.00	0.00	0.0%
	Administrator		0.00	0.00	0.0%
	Collateral Custodian		0.00	0.00	0.0%
	Asset Representations Reviewer		0.00	0.00	0.0%
	Rating Agency		0.00	0.00	0.0%
	Backup Servicer		0.00	0.00	0.0%
19	To holders of the certificates, any remaining amounts		1,870,372.37	0.00	223.9%

(1)	As of January 1, 2023, Bridgecrest Credit Company, LLC (“Servicer”) changed its definition of a charged off receivable. See Form 10-D as filed on December 15, 2022 for further details.